Investment	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Investment [Abstract]
Investment

5. Investment

The Company owns 43,898 common shares in Lantern Pharma Inc. because of a prior license agreement made with Lantern Pharma in 2017. During June 2020 Lantern Pharma became publicly listed. As at March 31, 2022 the fair value of the shares was $314. In the three months ended March 31, 2022, and March 31, 2021 the Company recognized a loss on its shares in Lantern Pharma of $36 and $113 respectively.

	March 31,	December 31,
	2022 $	2021 $
Opening balance	350	845
Loss recognition	(36)	(495)
Ending balance	314	350

7. Investment

The Company owns 43,898 common shares in Lantern Pharma Inc. because of a prior license agreement made with Lantern Pharma in 2017. During June 2020 Lantern Pharma became publicly listed. As at December 31, 2021 the fair market value of the shares was $350.

	December 31,
	2021 $	2020 $
Opening balance	845	137
(Loss) gain recognition	(495)	708
Ending balance	350	845